CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jan. 30, 2016	Jan. 31, 2015
Current assets:
Cash and cash equivalents	$ 736.1	$ 864.1
Short-term Investments	4.0	0.0
Merchandise inventories, net	2,885.5	1,035.7
Current deferred tax assets, net	0.0	28.3
Other current assets	310.3	66.5
Total current assets	3,935.9	1,994.6
Property, plant and equipment, net	3,125.5	1,210.5
Assets Held-for-sale, Not Part of Disposal Group	12.1	0.0
Goodwill	5,021.7	164.6
Deferred tax assets, net	0.0	30.6
Favorable lease rights, net	569.4	0.3
Tradename	3,100.0	0.0
Other Intangible Assets, Net	5.8	1.2
Other assets	130.8	90.9
Total assets	15,901.2	3,492.7
Current liabilities:
Current portion of long-term debt	108.0	0.0
Accounts payable	1,251.9	433.6
Other current liabilities	722.6	385.3
Income taxes payable	12.9	42.7
Total current liabilities	2,095.4	861.6
Long-term debt, net, excluding current portion	7,238.4	682.7
Unfavorable lease rights, net	149.3	0.0
Deferred Tax Liabilities, Net, Noncurrent	1,586.6	0.0
Income taxes payable, long-term	71.4	6.5
Other liabilities	353.2	156.9
Total liabilities	$ 11,494.3	$ 1,707.7
Commitments and contingencies
Shareholders' equity:
Common stock, par value $0.01; 600,000,000 shares authorized, 205,683,113 and 208,131,669 shares issued and outstanding at January 31, 2015 and February 1, 2014, respectively	$ 2.4	$ 2.1
Additional paid-in capital	2,391.2	43.0
Accumulated other comprehensive loss	(43.1)	(34.1)
Retained earnings	2,056.4	1,774.0
Total shareholders' equity	4,406.9	1,785.0
Total liabilities and shareholders' equity	$ 15,901.2	$ 3,492.7